Stockholders' and Members' Equity, Investor Voting Warrants (Q3) (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 28, 2016	Sep. 30, 2019
Goldman and Beekman [Member]
Investor Voting Warrants [Abstract]
Number of shares issued (in shares)		2,148,806
Investor Voting Warrants [Member]
Investor Voting Warrants [Abstract]
Common unit warrants issued (in shares)	25,000
Common unit warrants in exchange price	$ 1.0
Common unit warrants term (in years)	10 years
Common units redemption term	5 years
Warrants exercise price per unit (in dollars per share)	$ 0.0001